Other Financial Data (Other Operating Cash Flow) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Other Financial Data [Abstract]
Pension expense	$ 167	$ 153	$ 228
Stock compensation expense	30	143	221
Deferred income taxes and other	14	(111)	(63)
Total	$ 211	$ 185	$ 386